Annual Total Returns[BarChart] - Index 400 Stock Portfolio - Index 400 Stock Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.92%)	17.64%	33.16%	9.42%	(2.38%)	20.38%	15.96%	(11.33%)	25.88%	13.37%